UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4706
                                   ----------

                             TEMPLETON INCOME TRUST
                            ------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 2/29/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS


=                                FEBRUARY 29, 2004





[PHOTO OMITTED]

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                     INCOME

                                    TEMPLETON
                                GLOBAL BOND FUND

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

[FRANKLIN TEMPLETON LOGO OMITTED]

                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS

Franklin o TEMPLETON o Mutual Series

[GRAPHIC OMITTED]

PAGE

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE
Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION
Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST
At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the semiannual report
PAGE


                 Contents

SHAREHOLDER LETTER ........................  1

SEMIANNUAL REPORT

Templeton Global Bond Fund ................  3

Performance Summary .......................  8

Financial Highlights and
Statement of Investments .................. 10

Financial Statements ...................... 18

Notes to Financial Statements ............. 21

Special Meeting of Shareholders ........... 27

Proxy Voting Policies and Procedures ...... 31



Semiannual Report

TEMPLETON GLOBAL BOND FUND

YOUR FUND'S GOALS AND PRIMARY INVESTMENTS: Templeton Global Bond Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, including debt securities of companies, governments and government agencies located anywhere in the world, including emerging markets.


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 2/29/04

[BAR CHART OMITTED]

EMU Members*                                                     29.3%
Asia                                                             22.3%
Other Europe                                                     20.5%
Australia & New Zealand                                          13.6%
Latin America                                                     5.7%
Canada                                                            1.4%
Middle East & Africa                                              0.2%
Short-Term Investments & Other Net Assets                         7.0%

*The Fund's EMU investments were in Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands and Spain.

We are pleased to bring you Templeton Global Bond Fund's semiannual report covering the period ended February 29, 2004.

PERFORMANCE OVERVIEW

For the six months under review, Templeton Global Bond Fund - Class A delivered a 13.41% cumulative total return, as shown in the Performance Summary beginning on page 8. The Fund outperformed its benchmark, the Citigroup (formerly, Salomon Brothers) World Government Bond Index (WGBI), which posted cumulative total returns of 3.03% in local currency terms and 11.64% in U.S. dollar terms for the same period. 1


ECONOMIC AND MARKET OVERVIEW

During the period under review, global economic growth accelerated, led by the U.S. and Asia. Global disinflationary trends continued, however, as excess capacity in the largest global economies kept inflationary pressures tempered. This low inflationary growth environment allowed most central banks to maintain an accommodative monetary policy, particularly in the U.S. and Europe. As such, many global bond markets enjoyed positive local market returns. In addition to local market returns, the continued appreciation of many major currencies against the U.S. dollar further contributed to global bond returns.

Despite solid growth in the U.S., core inflationary pressures continued a downward trend, reaching the lowest levels since the 1960s. For most businesses, strong cyclical productivity gains from stronger growth and lower unit labor costs supported the benign inflationary environment. The Federal Reserve Board left the

1. Source: Standard & Poor's Micropal. The Citigroup WGBI is market capitalization-weighted and tracks total returns of government bonds in 17 developed countries globally. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 13.


                                                           Semiannual Report | 3
PAGE

--------------------------------------------------------------------------------
  WHAT IS BALANCE OF PAYMENTS?
--------------------------------------------------------------------------------
  Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

--------------------------------------------------------------------------------
  WHAT IS A CURRENT ACCOUNT?
--------------------------------------------------------------------------------
  A current account is that part of the balance of payments where all of one country's international transactions in goods and services are recorded.


federal funds target interest rate unchanged, at the lowest level in more than four decades. U.S. Treasury yields shifted downward as slower-than-expected employment growth contributed to productivity gains. The U.S. current account deficit remained at record levels, pressured by a widening trade deficit. The U.S. dollar depreciated 8.5% relative to the nation's major trading partners for the six months ended February 29, 2004. 2

Economic growth remained lackluster in the European Monetary Union (EMU), rising only 0.6% in 2003's fourth quarter. 3 Despite a significant rebound in business confidence indicators, domestic demand remained weak across the EMU, threatening to hinder broader economic recovery. Slow economic growth, along with a strong euro, moderated EMU inflationary trends. Short-term interest rates in other European economies continued to converge toward EMU rates; for example, Scandinavian central banks employed aggressive monetary easing to stimulate economic growth amid declining inflation. Norway and Sweden, however, maintained strong balance of payment positions, ending 2003 with current account surpluses of 13% and 7% of gross domestic product (GDP), compared to a current account deficit of approximately 5% in the U.S. and a surplus of 1% in the EMU. 4

Asia's regional growth cycle continued to improve, led by China's nearly 10% annualized GDP growth in fourth quarter 2003. 5 Additionally, export growth and current account surpluses in many Asian countries supported international reserve accumulation, particularly in Japan and among the newly industrialized economies of South Korea, Thailand and Indonesia. At period-end, reserve levels represented increases of 62%, 31%, 11% and 13%, respectively, over year-ago figures. 6 These economic trends supported currencies in the region, and hence their bond market returns.

Emerging market credit fundamentals remained favorable, highlighted by this year's large number of sovereign credit upgrades. For example, after only five years since the Russian economic crisis, independent credit rating agency Moody's Investors Service upgraded Russia's long-term foreign currency rating to investment grade, to Baa3 from Ba2.7 In Asia, Standard & Poor's (S&P), another independent credit rating agency, upgraded Indonesia's foreign sovereign credit rating to B and the local currency to B+.8 Likewise, Thailand received its first sovereign credit rating upgrade from S&P since 1998, from A- to A for the local currency rating.8



2. Source: U.S. Federal Reserve (H10 release).
3. Source: Eurostat.
4. Sources: Statistics Norway; Statistics Sweden; Sveriges Riksbank.
5. Source: National Bureau of Statistics, China.
6. Sources: Ministry of Finance, Japan; Bank of Korea; Bank of Thailand; Bank Indonesia.
7. Source: Moody's Investor's Service, 10/8/03.
8. Source: Standard & Poor's, 10/8/03.

4 |  Semiannual Report
PAGE


INVESTMENT STRATEGY

We invest selectively in bonds around the world to generate income for the Fund, seeking opportunities while monitoring changes in interest rates, currency rates and credit risk.


MANAGER'S DISCUSSION

Overall, the main contributors to Fund performance were income, developed market interest rate movements, currency returns and emerging market bonds. During the period under review, the Fund benefited from exposure to Swedish and Norwegian bonds, as their central banks continued to ease monetary policy. Sweden and Norway reduced their reference interest rates during the period and their local bond markets returned 3.79% and 7.60%, respectively, in local currency terms, as measured by the Citigroup WGBI. 1 Conversely, Australia and New Zealand's central banks tightened monetary policy. Despite higher rates, Australian and New Zealand bond markets generated positive returns, rising 2.00% and 2.98% in local currency terms during the period, according to the Citigroup WGBI. 1

The U.S. dollar's depreciation against most major currencies positively impacted Fund performance. Throughout the reporting period, the euro represented the Fund's largest currency exposure. The euro appreciated 13.17% against the U.S. dollar, with EMU bond markets returning 16.78% in U.S. dollar terms for the six months ended February 29, 2004, as measured by the J.P. Morgan EMU Government Bond Index. 9 In other European countries, the Danish krone appreciated 12.77% against the U.S. dollar, the Swedish krona was up 12.32%, while the Norwegian krone rose 6.49% over the six-month period. 1 The strong currency appreciation combined with local market returns to produce bond market returns of 16.43%, 16.58% and 14.58% in U.S. dollar terms for Denmark, Sweden and Norway, respectively. 1

Currencies from other regions, particularly Asia, did not experience similar appreciation against the U.S. dollar despite large trade surpluses with the U.S. Of the roughly $40 billion monthly U.S. trade deficit, Asia accounted for about $20 billion versus $7 billion in Western Europe. Consequently, we reallocated some the Fund's exposure away from the EMU and into Asia seeking to position the Fund for potential global economic recovery as well as to take advantage of the discrepancy between currency performance and macroeconomic trends.




PORTFOLIO BREAKDOWN

Based on Total Net Assets as of 2/29/04
[PIE CHART OMITTED]

Government Bonds ........................ 93.0%

Short-Term Investments &
Other Net Assets ........................  7.0%



9. Source: J.P. Morgan. The J.P. Morgan EMU Government Bond Index is a euro-aggregated index weighted by market capitalization. The index includes only liquid bullet euro-denominated fixed-rate debt, which has been issued by participating governments. No callable, puttable or convertible features are allowed. Bonds must have at least 12 months remaining maturity. The EMU bond index is fully invested. All coupons received are immediately invested back into the entire index until the next index rebalancing.

                                                           Semiannual Report | 5
PAGE


CURRENCY BREAKDOWN
Based on Total Portfolio Value as of 2/29/04

[BAR CHART OMITTED]

Euro                                  32.3%
U.S. Dollar                            9.7%
Swedish Krona                          9.0%
Korean Won                             7.8%
New Zealand Dollar                     7.3%
Australian Dollar                      6.3%
Thai Baht                              5.9%
Indonesian Rupiah                      5.7%
Norwegian Krone                        3.8%
Danish Krone                           2.5%
Canadian Dollar                        1.4%
Hungarian Forint                       1.1%
British Pound                          0.2%


The Australian and New Zealand dollars were once again the top-performing developed country currencies, returning 19.20% and 18.78% against the U.S. dollar during the period, bringing bond returns in U.S. dollar terms to 21.59% and 22.33%. 1 Our overweight positions in the two countries, relative to the Citigroup WGBI, contributed to the Fund's strong performance during the period. Australia and New Zealand, although running relatively large current account deficits, differed from the U.S. in that they had balanced fiscal accounts. From a balance of payments perspective, their current account deficits were balanced by strong foreign investment flows in an economic environment of high yields relative to other developed nations, as well as fiscal surpluses. Australia and New Zealand also each exhibited strong economic growth during the year, reporting 4.0% and 3.5% annualized GDP growth in the fourth quarter of 2003. 10 The monetary tightening, mentioned earlier, further bolstered interest rate differentials relative to the U.S. and other developed markets, lending support to currency strength.

Japan underperformed other developed bond markets in U.S. dollar terms, returning only 8.66% during the period, driven by the 6.79% appreciation of the yen against the U.S. dollar. 1 Although Japan benefited from a cyclical economic recovery and improving export strength, concerns remained about the country's banking sector and its drawn-out structural reform process. We sought exposure to Asia's cyclical, regional economic recovery through a variety of regional currencies without exposure to any country-specific risks in Japan.

The Fund also invested in emerging market sovereign debt that is typically non-investment grade and compensates for greater credit risk by offering higher income or coupon. During the six-month period, emerging market returns contributed to Fund performance as the J.P. Morgan (JPM) Emerging Markets Bond Index Global (EMBIG) delivered a strong total return of 9.32% in U.S. dollar terms for the six months ended February 29, 2004.11 Sovereign interest rate spreads fell from 4.82 percentage points above the U.S. Treasury market at the beginning of the reporting period to 4.31 percentage points by period-end. 11 Reduced interest rates in developed economies generally benefit emerging market borrowers through lower borrowing costs and positive investment flows from investors seeking higher returns outside developed countries. Regionally, Latin American sovereign debt returned 10.24%, eastern Europe 10.03% and Asia 4.66%. 11

Additionally, selective emerging local debt markets offered further opportunities for diversification. We increased the Fund's exposure to euro and local currency-denominated debt markets largely due to opportunities for potential currency

10. Sources: Australia Bureau of Statistics; Statistics New Zealand.
11. Source: J.P. Morgan. The JPM EMBIG tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

6 |  Semiannual Report
PAGE

appreciation as well as attractive yields. Primarily, we expanded and diversified the Fund's Asian exposure later in the reporting period to include South Korea, Thailand and Indonesia. Asia's regional cyclical recovery supported growth rates while current account surpluses from competitive trade conditions contributed to international reserve accumulation. This resulted in stronger balance of payment conditions and better debt repayment capacity. At the end of the reporting period, based on internal analysis 83.6% of the Fund's holdings were investment grade and the average credit rating of Fund holdings was AA-.

We thank you for your interest in Templeton Global Bond Fund and look forward to serving your investment needs in the years ahead.

Portfolio Management Team
Templeton Global Bond Fund

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                           Semiannual Report | 7
PAGE

Performance Summary as of 2/29/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           2/29/04          8/31/03
--------------------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)*                                +$0.87            $10.26            $9.39
  DISTRIBUTIONS (9/1/03-2/29/04)
  Dividend Income                       $0.3760
--------------------------------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           2/29/04          8/31/03
--------------------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)*                                +$0.86            $10.27            $9.41
  DISTRIBUTIONS (9/1/03-2/29/04)
  Dividend Income                       $0.3568
--------------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE           2/29/04          8/31/03
--------------------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.86            $10.24            $9.38
  DISTRIBUTIONS (9/1/03-2/29/04)
  Dividend Income                       $0.3885

*NAV does not agree to NAV disclosed in the accompanying Financial Statements due to financial statement adjusting entries posted as of period-end.

8 |  Past performance does not guarantee future results.  |  Semiannual Report
PAGE

Performance Summary (continued)

Performance

---------------------------------------------------------------------------------------------------------------------------
  CLASS A                                6-MONTH          1-YEAR          5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1               13.41%          17.81%          56.26%           104.01%
  Average Annual Total Return 2            8.56%          12.82%           8.39%             6.93%
  Value of $10,000 Investment 3          $10,856         $11,282         $14,961           $19,541
  Avg. Ann. Total Return (3/31/04) 4                      13.21%           8.38%             7.39%
---------------------------------------------------------------------------------------------------------------------------
  CLASS C                                6-MONTH          1-YEAR          5-YEAR    INCEPTION (5/1/95)
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1               13.06%          17.32%          53.14%            94.79%
  Average Annual Total Return 2           12.06%          16.32%           8.90%             7.84%
  Value of $10,000 Investment 3          $11,206         $11,632         $15,314           $19,479
  Avg. Ann. Total Return (3/31/04) 4                      16.74%           8.88%             7.83%
---------------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS5                         6-MONTH          1-YEAR          5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1               13.46%          18.15%          58.00%           108.63%
  Average Annual Total Return 2           13.46%          18.15%           9.58%             7.63%
  Value of $10,000 Investment 3          $11,346         $11,815         $15,800           $20,863
  Avg. Ann. Total Return (3/31/04) 4                      18.57%           9.57%             8.10%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

CHANGES IN INTEREST RATES WILL AFFECT THE VALUE, SHARE PRICE AND YIELD OF THE FUND'S PORTFOLIO. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND SOCIAL, POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a higher initial sales charge. Thus actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to no initial sales charge, but subject to 1% contingent deferred sales charge for shares redeemed within 12 months of investment. Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR  No initial sales charge or Rule 12b-1 fees; shares are available
CLASS:   to a limited class of investors.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 64.93% and 7.24%.

Semiannual Report | Past performance does not guarantee future results. | 9
PAGE

Templeton Global Bond Fund

FINANCIAL HIGHLIGHTS


                                                  -------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   FEBRUARY 29, 2004                  YEAR ENDED AUGUST 31,
CLASS A                                              (UNAUDITED)      2003         2002       2001        2000        1999
                                                  -------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............       $ 9.39      $8.40        $8.02      $8.05       $8.81       $9.49
                                                  -------------------------------------------------------------------------
Income from investment operations:

 Net investment income a .........................          .19        .38          .43 d      .56         .65         .58

 Net realized and unrealized gains (losses) ......         1.05       1.11          .50 d      .01        (.80)       (.66)
                                                  ------------------------------------------------------------------------
Total from investment operations .................         1.24       1.49          .93        .57        (.15)       (.08)
                                                  -------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................         (.38)      (.50)        (.40)      (.18)       (.60)       (.55)

 Net realized gains ..............................           --         --           --         --        (.01)       (.05)

 Tax return of capital ...........................           --         --         (.15)      (.42)         --          --
                                                  -------------------------------------------------------------------------
Total distributions                                        (.38)      (.50)        (.55)      (.60)       (.61)       (.60)
                                                  -------------------------------------------------------------------------
Redemption fees ..................................           -- c       --           --         --          --          --
                                                  -------------------------------------------------------------------------
Net asset value, end of period ...................       $10.25      $9.39        $8.40      $8.02       $8.05       $8.81
                                                  =========================================================================

Total return b ...................................       13.41%     18.03%       12.08%      7.51%     (1.80)%     (1.02)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................     $509,776   $351,771     $224,269   $178,785    $114,247    $146,753

Ratios to average net assets:

 Expenses ........................................        1.13% e    1.10%        1.21%      1.33%       1.23%       1.22%

 Net investment income ...........................        3.85% e    4.11%        5.27% d    7.06%       7.19%       6.20%

Portfolio turnover rate ..........................       14.15%     63.64%       57.71%    101.11%     179.84%      74.60%




aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $.01 per share.
dEffective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities as required. The effect of this change was as follows:
  Net investment income per share ................................ $(.12)
  Net realized and unrealized gains/(losses) per share ...........   .12
  Ratio of net investment income to average net assets ........... (1.43)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
eAnnualized.





10 |  Semiannual Report
PAGE

Templeton Global Bond Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                  -------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   FEBRUARY 29, 2004                  YEAR ENDED AUGUST 31,
CLASS C                                              (UNAUDITED)      2003         2002       2001        2000        1999
                                                  -------------------------------------------------------------------------


PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............        $9.40      $8.41        $8.03      $8.05       $8.82       $9.50
                                                  -------------------------------------------------------------------------

Income from investment operations:

 Net investment incomea ..........................          .17        .34          .40d       .53         .58         .54

 Net realized and unrealized gains (losses) ......         1.06       1.11          .50d       .02        (.78)       (.66)
                                                  -------------------------------------------------------------------------
Total from investment operations .................         1.23       1.45          .90        .55        (.20)       (.12)
                                                  -------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................         (.36)      (.46)        (.38)      (.15)       (.56)       (.51)

 Net realized gains ..............................           --         --           --         --        (.01)       (.05)

 Tax return of capital ...........................           --         --         (.14)      (.42)         --          --
                                                  -------------------------------------------------------------------------
Total distributions ..............................         (.36)      (.46)        (.52)      (.57)       (.57)       (.56)
                                                  -------------------------------------------------------------------------
Redemption fees ..................................           --c        --           --         --          --          --
                                                  -------------------------------------------------------------------------

Net asset value, end of period ...................       $10.27      $9.40        $8.41      $8.03       $8.05       $8.82
                                                  =========================================================================



Total returnb ....................................       13.06%     17.67%       11.62%      7.20%     (2.34)%     (1.41)%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................     $122,619    $74,102      $25,444    $13,784     $11,966     $17,386

Ratios to average net assets:

 Expenses ........................................        1.53%e     1.50%        1.59%      1.73%       1.62%       1.62%

 Net investment income ...........................        3.45%e     3.71%        4.89%d     6.65%       6.78%       5.80%

Portfolio turnover rate ..........................       14.15%     63.64%       57.71%    101.11%     179.84%      74.60%




aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge and is not annualized for periods less than one year.
cAmount is less than $.01 per share.
dEffective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities as required. The effect of this change was as follows:
  Net investment income per share ................................ $(.12)
  Net realized and unrealized gains/(losses) per share ...........   .12
  Ratio of net investment income to average net assets ........... (1.43)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
eAnnualized.

                                                          Semiannual Report | 11
PAGE

Templeton Global Bond Fund

FINANCIAL HIGHLIGHTS (CONTINUED)



                                                  -------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   FEBRUARY 29, 2004                  YEAR ENDED AUGUST 31,
ADVISOR CLASS                                        (UNAUDITED)    2003         2002       2001        2000        1999
                                                  -------------------------------------------------------------------------


PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............      $9.38      $8.39        $8.01      $8.04       $8.81       $9.49
                                                  -----------------------------------------------------------------------

Income from investment operations:

 Net investment incomea ..........................        .20        .40          .45d       .58         .63         .61

 Net realized and unrealized gains (losses) ......       1.05       1.11          .50d       .01        (.77)       (.67)
                                                  -----------------------------------------------------------------------

Total from investment operations .................       1.25       1.51          .95        .59        (.14)       (.06)
                                                  -----------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................       (.39)      (.52)        (.41)      (.20)       (.62)       (.57)

 Net realized gains ..............................         --         --           --         --        (.01)       (.05)

 Tax return of capital ...........................         --         --         (.16)      (.42)         --          --
                                                  -------------------------------------------------------------------------

Total distributions ..............................       (.39)      (.52)        (.57)      (.62)       (.63)       (.62)
                                                  -------------------------------------------------------------------------
Redemption fees ..................................        --c         --           --         --          --          --
                                                  -------------------------------------------------------------------------

Net asset value, end of period ...................     $10.24      $9.38        $8.39      $8.01       $8.04       $8.81
                                                  =========================================================================



Total returnb ....................................     13.46%     18.35%       12.37%      7.79%     (1.65)%      (.77)%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................   $100,980    $50,480      $12,014       $289        $413      $1,261

Ratios to average net assets:

 Expenses ........................................       .88%e      .85%         .96%      1.09%        .98%        .97%

 Net investment income ...........................      4.10%e     4.36%        5.52%d     7.33%       7.28%       6.42%

Portfolio turnover rate ..........................     14.15%     63.64%       57.71%    101.11%     179.84%      74.60%




aBased on average daily shares outstanding.
bTotal return is not annualized for periods less than one year.
cAmount is less than $.01 per share.
dEffective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities as required. The effect of this change was as follows:
  Net investment income per share ...............................  $(.12)
  Net realized and unrealized gains/(losses) per share ..........    .12
  Ratio of net investment income to average net assets ..........  (1.43)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
eAnnualized.




12 |  See notes to financial statements.  |  Semiannual Report
PAGE

Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNTc        VALUE
---------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 93.0%
   AUSTRALIA 6.3%
   New South Wales Treasury Corp.,
     6.50%, 5/01/06 ............................................................            9,500,000 AUD   $    7,468,270
     8.00%, 3/01/08 ............................................................            4,800,000 AUD        4,010,725
     6.00%, 5/01/12 ............................................................           18,300,000 AUD       14,327,157
   Queensland Treasury Corp.,
     6.00%, 7/14/09 ............................................................           17,500,000 AUD       13,692,529
     6.00%, 10/14/15 ...........................................................            8,763,000 AUD        6,905,319
                                                                                                            ---------------
                                                                                                                46,404,000
                                                                                                            ---------------
   AUSTRIA 4.4%
   Republic of Austria,
     5.00%, 1/15/08 ............................................................            5,000,000 EUR        6,673,148
     4.00%, 7/15/09 ............................................................            9,400,000 EUR       12,058,835
     5.00%, 7/15/12 ............................................................            4,030,000 EUR        5,388,983
     4.65%, 1/15/18 ............................................................            6,500,000 EUR        8,255,532
                                                                                                            ---------------
                                                                                                                32,376,498
                                                                                                            ---------------
   BELGIUM 1.9%
   Kingdom of Belgium,
     4.75%, 9/28/06 ............................................................            3,700,000 EUR        4,850,750
     8.50%, 10/01/07 ...........................................................            4,274,000 EUR        6,318,094
     5.00%, 9/28/12 ............................................................            1,990,000 EUR        2,658,756
                                                                                                            ---------------
                                                                                                                13,827,600
                                                                                                            ---------------
   BRAZIL .3%
   Republic of Brazil, 8.00%, 4/15/14 ..........................................            2,462,820            2,364,307
                                                                                                            ---------------
   BULGARIA .1%
   Republic of Bulgaria, 8.25%, 1/15/15 ........................................              900,000            1,084,275
                                                                                                            ---------------
   CANADA 1.4%
   Government of Canada,
     6.00%, 6/01/11 ............................................................            2,638,000 CAD        2,198,628
     5.25%, 6/01/12 ............................................................           10,000,000 CAD        7,975,927
                                                                                                            ---------------
                                                                                                                10,174,555
                                                                                                            ---------------
   COLOMBIA .8%
   Republic of Colombia,
     10.75%, 1/15/13 ...........................................................              600,000              694,080
     11.75%, 2/25/20 ...........................................................            4,350,000            5,300,692
                                                                                                            ---------------
                                                                                                                 5,994,772
                                                                                                            ---------------
   DENMARK 2.5%
   Kingdom of Denmark,
     8.00%, 3/15/06 ............................................................           37,076,000 DKK        6,850,678
     7.00%, 11/15/07 ...........................................................            5,850,000 DKK        1,109,945
     4.00%, 8/15/08 ............................................................            3,200,000 DKK          549,873
     6.00%, 11/15/11 ...........................................................           11,100,000 DKK        2,103,274
     5.00%, 11/15/13 ...........................................................           42,200,000 DKK        7,469,926
                                                                                                            ---------------
                                                                                                                18,083,696
                                                                                                            ---------------



                                                          Semiannual Report | 13
PAGE

Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
                                                                                          AMOUNT/WARRANTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   FINLAND 4.1%
   Government of Finland,
     2.75%, 7/04/06 ............................................................            2,800,000 EUR   $    3,506,480
     5.00%, 4/25/09 ............................................................           15,300,000 EUR       20,547,202
     5.375%, 7/04/13 ...........................................................            4,400,000 EUR        6,035,287
                                                                                                            ---------------
                                                                                                                30,088,969
                                                                                                            ---------------
   FRANCE 4.7%
   French Treasury Note, 3.50%, 1/12/08 ........................................            5,320,000 EUR        6,743,946
   Government of France,
     5.00%, 4/25/12 ............................................................            3,690,000 EUR        4,935,750
     4.00%, 4/25/13 ............................................................           13,500,000 EUR       16,758,431
     4.25%, 4/25/19 ............................................................            5,100,000 EUR        6,162,805
                                                                                                            ---------------
                                                                                                                34,600,932
                                                                                                            ---------------
   GERMANY 2.8%
   Bundesrepublik Deutschland, 5.00%, 1/04/12 ..................................            4,500,000 EUR        6,042,009
   Federal Republic of Germany,
     3.25%, 9/24/04 ............................................................            1,000,000 EUR        1,251,208
     2.50%, 9/16/05 ............................................................            3,800,000 EUR        4,767,529
     4.00%, 2/16/07 ............................................................            6,500,000 EUR        8,390,349
                                                                                                            ---------------
                                                                                                                20,451,095
                                                                                                            ---------------
   GREECE 2.0%
   Republic of Greece,
     4.60%, 5/20/13 ............................................................            6,200,000 EUR        7,962,328
     4.50%, 5/20/14 ............................................................            2,900,000 EUR        3,673,761
   Republic of Hellenic, 6.50%, 10/22/19 .......................................            1,800,000 EUR        2,682,790
                                                                                                            ---------------
                                                                                                                14,318,879
                                                                                                            ---------------
   HUNGARY 1.1%
   Government of Hungary,
     9.25%, 5/12/05 ............................................................          181,400,000 HUF          855,112
     8.50%, 10/12/05 ...........................................................        1,625,500,000 HUF        7,485,299
                                                                                                            ---------------
                                                                                                                 8,340,411
                                                                                                            ---------------
   INDONESIA 5.7%
   Indonesia Recapital Bond,
     12.125%, 2/15/06 ..........................................................       39,610,000,000 IDR        4,930,756
     14.00%, 6/15/09 ...........................................................      136,267,000,000 IDR       17,776,766
     13.15%, 3/15/10 ...........................................................      141,640,000,000 IDR       17,966,751
     14.275%, 12/15/13 .........................................................        8,750,000,000 IDR        1,182,362
                                                                                                            ---------------
                                                                                                                41,856,635
                                                                                                            ---------------
   IRISH REPUBLIC 2.8%
   Government of Ireland, 4.60%, 4/18/16 .......................................            4,400,000 EUR        5,629,412
   Republic of Ireland,
     4.25%, 10/18/07 ...........................................................            9,550,000 EUR       12,428,527
     5.00%, 4/18/13 ............................................................            2,100,000 EUR        2,805,723
                                                                                                            ---------------
                                                                                                                20,863,662
                                                                                                            ---------------

14 |  Semiannual Report
PAGE

Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNTc        VALUE
---------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ITALY 1.8%
   Buoni Poliennali del Tesoro,
     8.75%, 7/01/06 ............................................................              951,000 EUR   $    1,347,502
     6.75%, 7/01/07 ............................................................            3,068,000 EUR        4,289,245
   Government of Italy, 10.50%, 4/01/05 ........................................            5,776,001 EUR        7,801,760
                                                                                                            ---------------
                                                                                                                13,438,507
                                                                                                            ---------------
   MEXICO 2.4%
   United Mexican States,
     11.375%, 9/15/16 ..........................................................            3,510,000            5,204,453
     11.50%, 5/15/26 ...........................................................            2,900,000            4,378,275
     144A, 7.50%, 3/08/10 ......................................................            3,300,000 EUR        4,645,167
     Reg S, 7.50%, 3/08/10 .....................................................            2,500,000 EUR        3,519,066
                                                                                                            ---------------
                                                                                                                17,746,961
                                                                                                            ---------------
   NETHERLANDS 2.4%
   Government of Netherlands,
     3.75%, 7/15/09 ............................................................            3,600,000 EUR        4,566,927
     5.00%, 7/15/12 ............................................................              500,000 EUR          669,148
     7.50%, 1/15/23 ............................................................            7,300,000 EUR       12,295,615
                                                                                                            ---------------
                                                                                                                17,531,690
                                                                                                            ---------------
   NEW ZEALAND 7.3%
   Government of New Zealand,
     8.00%, 11/15/06 ...........................................................           10,650,000 NZD        7,737,510
     7.00%, 7/15/09 ............................................................           27,588,000 NZD       20,011,271
     6.00%, 11/15/11 ...........................................................           10,837,000 NZD        7,510,062
     6.50%, 4/15/13 ............................................................           25,050,000 NZD       17,925,935
                                                                                                            ---------------
                                                                                                                53,184,778
                                                                                                            ---------------
   NORWAY 3.8%
   Kingdom of Norway,
     5.75%, 11/30/04 ...........................................................           43,760,000 NOK        6,404,814
     6.75%, 1/15/07 ............................................................          133,350,000 NOK       21,152,591
                                                                                                            ---------------
                                                                                                                27,557,405
                                                                                                            ---------------
   PERU .2%
   Republic of Peru, 9.875%, 2/06/15 ...........................................            1,100,000            1,268,438
                                                                                                            ---------------
   PHILIPPINES 2.9%
   Republic of Philippines,
     9.00%, 2/15/13 ............................................................            3,675,000            3,720,938
     9.875%, 1/15/19 ...........................................................              920,000              941,850
     10.625%, 3/16/25 ..........................................................            5,160,000            5,513,150
     Reg S, 9.375%, 12/07/06 ...................................................            4,481,000 EUR        5,939,275
     Reg S, 9.125%, 2/22/10 ....................................................            4,125,000 EUR        5,232,502
                                                                                                            ---------------
                                                                                                                21,347,715
                                                                                                            ---------------
   RUSSIA 2.1%
   Federation of Russia, Reg S, 12.75%, 6/24/28 ................................            9,550,000           15,494,875
                                                                                                            ---------------
   SOUTH AFRICA .2%
   Republic of South Africa, 5.25%, 5/16/13 ....................................            1,200,000 EUR        1,464,309
                                                                                                            ---------------



                                                          Semiannual Report | 15
PAGE

Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNTc        VALUE
---------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   SOUTH KOREA 7.8%
   Republic of Korea,
     4.50%, 3/05/06 ............................................................        6,000,000,000 KRW   $    5,192,186
     4.50%, 9/03/06 ............................................................       26,300,000,000 KRW       22,720,833
     5.77%, 10/09/07 ...........................................................       27,800,000,000 KRW       24,534,893
     4.75%, 3/12/08 ............................................................        3,250,000,000 KRW        2,801,616
     5.00%, 3/26/13 ............................................................        2,500,000,000 KRW        2,112,981
                                                                                                            ---------------
                                                                                                                57,362,509
                                                                                                            ---------------
   SPAIN 2.4%
   Government of Spain,
     10.15%, 1/31/06 ...........................................................            2,849,000 EUR        4,059,532
     8.80%, 4/30/06 ............................................................            4,649,855 EUR        6,551,452
     5.00%, 7/30/12 ............................................................            5,000,000 EUR        6,689,612
                                                                                                            ---------------
                                                                                                                17,300,596
                                                                                                            ---------------
   SWEDEN 9.1%
   Kingdom of Sweden,
     6.00%, 2/09/05 ............................................................           24,500,000 SEK        3,395,943
     3.50%, 4/20/06 ............................................................          110,850,000 SEK       15,060,632
     8.00%, 8/15/07 ............................................................           66,300,000 SEK       10,228,424
     6.50%, 5/05/08 ............................................................           28,900,000 SEK        4,314,731
     5.00%, 1/28/09 ............................................................            4,500,000 SEK          637,597
     5.25%, 3/15/11 ............................................................           44,400,000 SEK        6,368,312
     5.50%, 10/08/12 ...........................................................          181,600,000 SEK       26,401,111
                                                                                                            ---------------
                                                                                                                66,406,750
                                                                                                            ---------------
   THAILAND 5.9%
   Government of Thailand, 6.00%, 3/05/05 ......................................          319,900,000 THB        8,524,944
   Kingdom of Thailand,
     8.50%, 10/14/05 ...........................................................          897,800,000 THB       25,459,097
     2.00%, 1/24/06 ............................................................          100,000,000 THB        2,568,587
     4.125%, 2/12/08 ...........................................................           73,000,000 THB        1,995,841
     8.50%, 12/08/08 ...........................................................            8,500,000 THB          273,757
     4.80%, 4/09/10 ............................................................          160,000,000 THB        4,485,223
                                                                                                            ---------------
                                                                                                                43,307,449
                                                                                                            ---------------
   UKRAINE 1.6%
   Republic of Ukraine,
     144A, 7.65%, 6/11/13 ......................................................           10,192,000           10,460,895
     Reg S, 10.00%, 3/15/07 ....................................................              718,674 EUR          961,709
                                                                                                            ---------------
                                                                                                                11,422,604
                                                                                                            ---------------
   UNITED KINGDOM .2%
   United Kingdom, 8.50%, 7/16/07 ..............................................              581,000 GBP        1,210,304
                                                                                                            ---------------
   UNITED STATES
a,bAcadia Partners LP ..........................................................              999,667               11,096
a,bPenobscot Partners LP .......................................................                  333                2,703
                                                                                                            ---------------
                                                                                                                    13,799
                                                                                                            ---------------


16 |  Semiannual Report
PAGE

Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNTc        VALUE
---------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   VENEZUELA 2.0%
   Republic of Venezuela,
     10.75%, 9/19/13 ...........................................................            1,700,000       $    1,673,438
     9.25%, 9/15/27 ............................................................           14,480,000           12,149,661
     144A, 10.75%, 9/19/13 .....................................................            1,000,000              984,375
                                                                                                            ---------------
                                                                                                                14,807,474
                                                                                                            ---------------
  Total Long Term Investments (Cost $615,730,007) ..............................                               681,696,449
                                                                                                            ---------------
   SHORT TERM INVESTMENTS 3.1%
   GERMANY .3%
   German Treasury Bill, 2.06%, 4/21/04 ........................................            2,000,000 EUR        2,477,411
                                                                                                            ---------------
   NEW ZEALAND .8%
   Government of New Zealand, Strip, 5.555% to 5.575%, 12/22/04 ................            6,100,000 NZD        3,986,577
   New Zealand Treasury Bill, 5.29%, 6/16/04 ...................................            3,000,000 NZD        2,054,960
                                                                                                            ---------------
                                                                                                                 6,041,537
                                                                                                            ---------------
   THAILAND .2%
   Thailand Treasury Bill, 1.381%, 10/07/04 ....................................           43,800,000 THB        1,100,775
                                                                                                            ---------------
   UNITED STATES 1.8%
   Dresdner Bank AG, Time Deposit, 1.04%, 3/01/04 ..............................           13,420,000           13,420,000
                                                                                                            ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $22,779,080)                                                               23,039,723
                                                                                                            ---------------
  TOTAL INVESTMENTS (COST $638,509,087) 96.1% ..................................                               704,736,172
  OTHER ASSETS, LESS LIABILITIES 3.9% ..........................................                                28,638,536
                                                                                                            ---------------
  NET ASSETS 100.0% ............................................................                            $  733,374,708
                                                                                                            ---------------


Currency Abbreviations | AUD - Australian Dollar | CAD - Canadian Dollar | DKK - Danish Krone | EUR - Euro GBP - British Pound | HUF - Hungarian Forint | IDR - Indonesian Rupiah | KRW - Korean Won NOK - Norwegian Krone | NZD - New Zealand Dollar | SEK - Swedish Krona | THB - Thai Bhat





aNon-income producing.
bSecurities represent equity investments.
cThe principal amount is stated in U.S. dollars unless otherwise indicated.

                     Semiannual Report | See notes to financial statements. | 17 PAGE

Templeton Global Bond Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 29, 2004 (unaudited)



Assets:
 Investments in securities:
  Cost ...................................................................................................    $638,509,087
                                                                                                              ------------
  Value ..................................................................................................     704,736,172
 Cash ....................................................................................................       5,174,657
 Foreign currency, at value (cost $1,505,591) ............................................................       1,500,368
Receivables:
  Investment securities sold .............................................................................       2,230,486
  Capital shares sold ....................................................................................      10,355,335
  Interest ...............................................................................................      16,120,899
                                                                                                              ------------
      Total assets .......................................................................................     740,117,917
                                                                                                              ------------
Liabilities:
 Payables:
 Investment securities purchased .........................................................................       4,681,463
  Capital shares redeemed ................................................................................       1,309,220
  Affiliates .............................................................................................         619,712
 Other liabilities .......................................................................................         132,814
                                                                                                              ------------
      Total liabilities ..................................................................................       6,743,209
                                                                                                              ------------
        Net assets, at value .............................................................................    $733,374,708
                                                                                                              ------------
 Net assets consist of:
 Undistributed net investment income .....................................................................    $ (8,910,136)
 Net unrealized appreciation (depreciation) ..............................................................      66,532,623
 Accumulated net realized gain (loss) ....................................................................     (13,520,891)
 Capital shares ..........................................................................................     689,273,112
                                                                                                              ------------
        Net assets, at value .............................................................................    $733,374,708
                                                                                                              ------------
Class A:
 Net assets, at value ....................................................................................    $509,775,794
                                                                                                              ------------
 Shares outstanding ......................................................................................      49,710,885
                                                                                                              ------------
 Net asset value per sharea ..............................................................................          $10.25
                                                                                                              ------------
 Maximum offering price per share (net asset value per share / 95.75%) ...................................          $10.70
                                                                                                              ------------
Class C:
 Net assets, at value ....................................................................................    $122,618,761
                                                                                                              ------------
 Shares outstanding ......................................................................................      11,942,550
                                                                                                              ------------
 Net asset value and maximum offering price per sharea ...................................................          $10.27
                                                                                                              ------------
Advisor Class:
 Net assets, at value ....................................................................................    $100,980,153
                                                                                                              ------------
 Shares outstanding ......................................................................................       9,864,609
                                                                                                              ------------
 Net asset value and maximum offering price per share ....................................................          $10.24
                                                                                                              ------------





aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

18 |  See notes to financial statements.  |  Semiannual Report
PAGE

Templeton Global Bond Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF OPERATIONS
for the six months ended February 29, 2004 (unaudited)



Interest income ............................................................................................   $14,811,779
                                                                                                               -----------
Expenses:
 Management fees (Note 3) ..................................................................................     1,389,910
 Administrative fees (Note 3) ..............................................................................       416,685
 Distribution fees (Note 3)
  Class A ..................................................................................................       537,772
  Class C ..................................................................................................       310,300
 Transfer agent fees (Note 3) ..............................................................................       514,800
 Custodian fees ............................................................................................        91,800
 Reports to shareholders ...................................................................................        32,800
 Registration and filing fees ..............................................................................        64,800
 Professional fees .........................................................................................        85,300
 Trustees' fees and expenses ...............................................................................        16,600
 Other .....................................................................................................         5,800
                                                                                                               -----------
      Total expenses .......................................................................................     3,466,567
                                                                                                               -----------
        Net investment income ..............................................................................    11,345,212
                                                                                                               -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..............................................................................................     3,780,122
  Foreign currency transactions ............................................................................       601,589
                                                                                                               -----------
        Net realized gain (loss) ...........................................................................     4,381,711
 Net unrealized appreciation (depreciation) on:
  Investments ..............................................................................................    53,718,394
  Translation of assets and liabilities denominated in foreign currencies ..................................       448,486
                                                                                                               -----------
        Net unrealized appreciation (depreciation) .........................................................    54,166,880
                                                                                                               -----------
Net realized and unrealized gain (loss) ....................................................................    58,548,591
                                                                                                               -----------
Net increase (decrease) in net assets resulting from operations ............................................   $69,893,803
                                                                                                               -----------


                     Semiannual Report | See notes to financial statements. | 19 PAGE

Templeton Global Bond Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended February 29, 2004 (unaudited) and the year ended August 31, 2003


---------------------------------------------------------------------------------------------------------------------------
                                                                                       SIX MONTHS ENDED      YEAR ENDED
                                                                                       FEBRUARY 29, 2004   AUGUST 31, 2003
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................   $ 11,345,212      $ 16,051,637
  Net realized gain (loss) from investments and foreign currency transactions ...........      4,381,711        20,578,452
  Net unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies .............................     54,166,880        16,272,679
                                                                                            -------------------------------
      Net increase (decrease) in net assets resulting from operations ...................     69,893,803        52,902,768
 Distributions to shareholders from:
  Net investment income:
   Class A ..............................................................................    (16,187,472)      (16,859,977)
   Class C ..............................................................................     (3,445,297)       (2,404,822)
   Advisor Class ........................................................................     (2,771,357)       (1,478,895)
                                                                                            -------------------------------
 Total distributions to shareholders ....................................................    (22,404,126)      (20,743,694)
 Capital share transactions (Note 2):
   Class A ..............................................................................    123,323,624        99,397,167
   Class C ..............................................................................     41,116,332        45,863,607
   Advisor Class ........................................................................     45,090,241        37,205,774
                                                                                            -------------------------------
 Total capital share transactions .......................................................    209,530,197       182,466,548
 Redemption fees (Note 1g) ..............................................................          1,571                --
                                                                                            -------------------------------
   Net increase (decrease) in net assets ................................................    257,021,445       214,625,622
Net assets:
 Beginning of period ....................................................................    476,353,263       261,727,641
                                                                                            -------------------------------
 End of period ..........................................................................   $733,374,708      $476,353,263
                                                                                            -------------------------------
Undistributed net investment income included in net assets:
 End of period ..........................................................................   $ (8,910,136)     $  2,148,778
                                                                                            -------------------------------




20 |  See notes to financial statements.  |  Semiannual Report
PAGE

Templeton Global Bond Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Bond Fund (the Fund) is a separate, non-diversified series of Templeton Income Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, in the debt securities of companies, governments and government agencies located anywhere in the world including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Investments in open-end mutual funds are valued at the closing net asset value. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, or if market quotations are not readily available, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.




                                                          Semiannual Report | 21
PAGE

Templeton Global Bond Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting year. Actual results could differ from those estimates.

G. REDEMPTION FEES

Redemptions and exchanges of Fund shares held 30 days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital.





22 |  Semiannual Report
PAGE

Templeton Global Bond Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class C, and Advisor Class shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class of shares and its exchange privilege.

At February 29, 2004, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                   --------------------------------------------------------------------
                                         SIX MONTHS ENDED                        YEAR ENDED
                                         FEBRUARY 29, 2004                     AUGUST 31, 2003
                                      SHARES          AMOUNT              SHARES           AMOUNT
                                   --------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .....................  23,942,649    $ 238,570,689         53,044,216      $ 498,883,647
 Shares issued in reinvestment
  of distributions ...............   1,193,951       12,005,798          1,390,384         12,727,134
 Shares redeemed ................. (12,875,899)    (127,252,863)       (43,693,214)      (412,213,614)
                                   --------------------------------------------------------------------
 Net increase (decrease) .........  12,260,701    $ 123,323,624         10,741,386      $  99,397,167
                                   --------------------------------------------------------------------
CLASS C SHARES:
 Shares sold .....................   5,168,430    $  52,203,276          7,277,924      $  68,470,523
 Shares issued in reinvestment
  of distributions ...............     231,228        2,330,232            183,684          1,697,279
 Shares redeemed .................  (1,336,150)     (13,417,176)        (2,608,697)       (24,304,195)
                                   --------------------------------------------------------------------
 Net increase (decrease) .........   4,063,508    $  41,116,332          4,852,911      $  45,863,607
                                   --------------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold .....................   4,791,930    $  48,315,120          4,667,801      $  43,736,813
 Shares issued in reinvestment
  of distributions ...............     239,967        2,409,587            157,441          1,458,404
 Shares redeemed .................    (550,988)      (5,634,466)          (874,248)        (7,989,443)
                                   --------------------------------------------------------------------
 Net increase (decrease) .........   4,480,909    $  45,090,241          3,950,994      $  37,205,774
                                   --------------------------------------------------------------------


                                                          Semiannual Report | 23
PAGE

Templeton Global Bond Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers or trustees of the following entities:

---------------------------------------------------------------------------------------------------------------------------
  ENTITY                                                                               AFFILIATION
---------------------------------------------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                                                   Investment manager
  Franklin Templeton Services, LLC (FT Services)                                       Administrative manager
  Franklin Templeton Distributors, Inc. (Distributors)                                 Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services)                        Transfer agent

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
        0.50%           First $200 million
        0.45%           Over $200 million, up to and including $1.3 billion
        0.40%           Over $1.3 billion

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
        0.150%          First $200 million
        0.135%          Next $500 million
        0.100%          Next $500 million
        0.075%          Over $1.2 billion

The Fund reimburses Distributors up to 0.25% and 0.65% per year of the average daily net assets of Class A and Class C shares, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 29, 2004, Distributors advised the Fund unreimbursed costs were $1,543,802.

Distributors has advised the Fund it received net commissions on sales of the Fund's shares and received contingent deferred sales charges for the period of $125,275 and $37,029, respectively.

The Fund paid transfer agent fees of $514,800, of which $276,976 was paid to Investor Services.


24 |  Semiannual Report
PAGE

Templeton Global Bond Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



4. INCOME TAXES

At February 29, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................................  $646,869,665
                                                            -------------
Unrealized appreciation ..................................    60,759,452
                                                            -------------
Unrealized depreciation ..................................    (2,892,945)
                                                            -------------
Net unrealized appreciation (depreciation) ...............  $ 57,866,507
                                                            -------------

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, wash sales and bond discounts and premiums.

At August 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2007 .....................................................   $  986,231
 2008 .....................................................    4,015,528
 2009 .....................................................    4,159,943
 2010 .....................................................    8,730,708
                                                            -------------
                                                             $17,892,410
                                                            -------------



5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended February 29, 2004 aggregated $250,595,416 and $78,168,517, respectively.


6. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class and derivative lawsuits related to the matter described above, as well as actions seeking the return of certain management and other fees to the Fund. The Fund's management believes that the claims made in the lawsuits are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.


                                                          Semiannual Report | 25
PAGE

Templeton Global Bond Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



6. REGULATORY MATTERS (CONTINUED)

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against an affiliate of the Fund's investment adviser relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. The Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it is committed to making the Fund or its shareholders whole, as appropriate.



26 |  Semiannual Report
PAGE

Templeton Global Bond Fund

SPECIAL MEETING OF SHAREHOLDERS


A Special Meeting of Shareholders of Templeton Income Trust (the "Trust") was held at the Trust's offices, 500 E. Broward Blvd., Fort Lauderdale, Florida, on December 15, 2003 and reconvened on January 14, 2004. The purpose of the meeting was to elect eleven Trustees of the Trust, and for Templeton Global Bond Fund (the "Fund"), a series of the Trust, to vote on the following Proposals and Sub-Proposals: To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Maryland corporation to a Delaware statutory trust, to approve amendments to certain of the Fund's fundamental investment restrictions (including seven Sub-Proposals) and to approve the elimination of certain of the Fund's fundamental investment policies and restrictions. At the meeting held on December 15, 2003, the following persons were elected by the shareholders to serve as Independent Directors of the
Company: Harris J. Ashton, Frank J. Crothers, S. Joseph Fortunato, Edith E. Holiday, Betty P. Krahmer, Gordon S. Macklin, Fred R. Millsaps, Frank A. Olson and Constantine D. Tseretopoulos. Nicholas F. Brady and Charles B. Johnson were elected by the shareholders to serve as Interested Directors. At the reconvened meeting held on January 14, 2004, Shareholders approved amendments to certain of the Fund's fundamental investment restrictions (including seven Sub-Proposals) and the elimination of certain of the Fund's fundamental investment restrictions. The Agreement and Plan of Reorganization that provided for the reorganization of the Trust from a Maryland corporation to a Delaware statutory trust was not approved. No other business was transacted at the meetings.

The results of the voting at the meetings are as follows:

Proposal 1.       The election of Trustees:

----------------------------------------------------------------------------------------------------------
                                                   % OF        % OF                       % OF       % OF
                                                OUTSTANDING    VOTED                   OUTSTANDING   VOTED
  NAME                                 FOR        SHARES      SHARES        WITHHELD     SHARES     SHARES
----------------------------------------------------------------------------------------------------------
  Harris J. Ashton ...........  28,587,483.631    55.926%     97.453%     747,104.143     1.462%    2.547%
  Frank J. Crothers ..........  28,638,365.896    56.025%     97.627%     696,221.878     1.362%    2.373%
  S. Joseph Fortunato ........  28,589,916.142    55.931%     97.461%     744,671.632     1.457%    2.539%
  Edith E. Holiday ...........  28,617,923.518    55.985%     97.557%     716,664.256     1.402%    2.443%
  Betty P. Krahmer ...........  28,642,459.448    56.033%     97.641%     692,128.326     1.354%    2.359%
  Gordon S. Macklin ..........  28,545,964.590    55.845%     97.312%     788,623.184     1.543%    2.688%
  Fred R. Millsaps ...........  28,647,903.491    56.044%     97.659%     686,684.283     1.343%    2.341%
  Frank A. Olson .............  28,642,124.406    56.033%     97.639%     692,463.368     1.355%    2.361%
  Constantine D.
   Tseretopoulos .............  28,631,512.734    56.012%     97.603%     703,075.040     1.375%    2.397%
  Nicholas F. Brady ..........  28,587,671.971    55.926%     97.454%     746,915.803     1.461%    2.546%
  Charles B. Johnson .........  28,585,439.296    55.922%     97.446%     749,148.478     1.466%    2.554%



                                                          Semiannual Report | 27
PAGE

Templeton Global Bond Fund

SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)


Proposal 2.       To approve an Agreement and Plan of Reorganization that
                  provides for the reorganization of the Company from a Maryland corporation to a Delaware statutory trust:

---------------------------------------------------------------------------------------------------------------------------
                                  SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
---------------------------------------------------------------------------------------------------------------------------
  For ........................   22,773,169.189               44.55%                    75.16%
  Against ....................      833,929.292                1.63%                     2.75%
  Abstain ....................    1,095,814.748                2.14%                     3.62%
  Broker Non-Votes ...........    5,597,506.000               10.95%                    18.47%
---------------------------------------------------------------------------------------------------------------------------
  Total ......................   30,300,419.229               59.28%                   100.00%


Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes seven (7) Sub-Proposals):

     Proposal 3a: To amend the Fund's fundamental investment restriction regarding investments in real estate:

---------------------------------------------------------------------------------------------------------------------------
                                  SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
---------------------------------------------------------------------------------------------------------------------------
  For ........................   22,122,222.025               43.28%                    73.01%
  Against ....................    1,308,452.972                2.56%                     4.32%
  Abstain ....................    1,272,238.232                2.49%                     4.20%
  Broker Non-Votes ...........    5,597,506.000               10.95%                    18.47%
---------------------------------------------------------------------------------------------------------------------------
  Total ......................   30,300,419.229               59.28%                   100.00%


     Proposal 3b: To amend the Fund's fundamental investment restriction regarding investments in commodities:

---------------------------------------------------------------------------------------------------------------------------
                                  SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
---------------------------------------------------------------------------------------------------------------------------
  For ........................   21,689,430.045               42.43%                    71.58%
  Against ....................    1,653,424.109                3.23%                     5.46%
  Abstain ....................    1,360,059.075                2.66%                     4.49%
  Broker Non-Votes ...........    5,597,506.000               10.95%                    18.47%
---------------------------------------------------------------------------------------------------------------------------
  Total ......................   30,300,419.229               59.28%                   100.00%


     Proposal 3c: To amend the Fund's fundamental investment restriction regarding underwriting:

---------------------------------------------------------------------------------------------------------------------------
                                  SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
---------------------------------------------------------------------------------------------------------------------------
  For ........................   21,980,087.298               43.00%                    72.54%
  Against ....................    1,345,634.196                2.63%                     4.44%
  Abstain ....................    1,377,191.735                2.69%                     4.55%
  Broker Non-Votes ...........    5,597,506.000               10.95%                    18.47%
---------------------------------------------------------------------------------------------------------------------------
  Total ......................   30,300,419.229               59.28%                   100.00%


28 |  Semiannual Report
PAGE

Templeton Global Bond Fund

SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)

         Proposal 3d:      To amend the Fund's fundamental investment
                           restriction regarding issuing senior securities:

------------------------------------------------------------------------------------------------------
                                  SHARES VOTED       % OF OUTSTANDING SHARES     % OF VOTED SHARES
------------------------------------------------------------------------------------------------------
  For ........................   21,889,294.418               42.82%                    72.24%
  Against ....................    1,467,277.962                2.87%                     4.84%
  Abstain ....................    1,346,340.849                2.63%                     4.44%
  Broker Non-Votes ...........    5,597,506.000               10.95%                    18.47%
------------------------------------------------------------------------------------------------------
  TOTAL ......................   30,300,419.229               59.28%                   100.00%

         Proposal 3e:      To amend the Fund's fundamental investment restriction regarding lending:

------------------------------------------------------------------------------------------------------
                                  SHARES VOTED       % OF OUTSTANDING SHARES     % OF VOTED SHARES
------------------------------------------------------------------------------------------------------
  For ........................   21,629,417.338               42.31%                    71.38%
  Against ....................    1,704,505.825                3.33%                     5.63%
  Abstain ....................    1,368,990.066                2.68%                     4.52%
  Broker Non-Votes ...........    5,597,506.000               10.95%                    18.47%
------------------------------------------------------------------------------------------------------
  TOTAL ......................   30,300,419.229               59.28%                   100.00%

         Proposal 3f:      To amend the Fund's fundamental investment restriction
                           regarding industry concentration:

------------------------------------------------------------------------------------------------------
                                  SHARES VOTED       % OF OUTSTANDING SHARES     % OF VOTED SHARES
------------------------------------------------------------------------------------------------------
  For ........................   21,966,380.480               42.97%                    72.50%
  Against ....................    1,357,410.467                2.66%                     4.48%
  Abstain ....................    1,379,122.282                2.70%                     4.55%
  Broker Non-Votes ...........    5,597,506.000               10.95%                    18.47%
------------------------------------------------------------------------------------------------------
  TOTAL ......................   30,300,419.229               59.28%                   100.00%

         Proposal 3g:      To amend the Fund's fundamental investment restriction regarding borrowing:

------------------------------------------------------------------------------------------------------
                                  SHARES VOTED       % OF OUTSTANDING SHARES     % OF VOTED SHARES
------------------------------------------------------------------------------------------------------
  For ........................   21,643,550.382               42.34%                    71.43%
  Against ....................    1,675,602.012                3.28%                     5.53%
  Abstain ....................    1,383,760.835                2.71%                     4.57%
  Broker Non-Votes ...........    5,597,506.000               10.95%                    18.47%
------------------------------------------------------------------------------------------------------
  TOTAL ......................   30,300,419.229               59.28%                   100.00%

                                                      Semiannual Report  | 29
PAGE

Templeton Global Bond Fund

SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)

         Proposal 4:       To approve the elimination of certain of the Fund's
                           fundamental investment restrictions:

------------------------------------------------------------------------------------------------------
                                  SHARES VOTED       % OF OUTSTANDING SHARES     % OF VOTED SHARES
  For ........................   21,729,055.435               42.51%                    71.71%
  Against ....................    1,562,386.097                3.06%                     5.16%
  Abstain ....................    1,411,471.697                2.76%                     4.66%
  Broker Non-Votes ...........    5,597,506.000               10.95%                    18.47%
------------------------------------------------------------------------------------------------------
  TOTAL ......................   30,300,419.229               59.28%                   100.00%

Note: Due to rounding, the percentage totals may not necessarily agree with the arithmetic sum of the figures.

30 |  Semiannual Report
PAGE

Templeton Global Bond Fund

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.

                                                        Semiannual Report  | 31
PAGE

                       This page intentionally left blank.

PAGE

LITERATURE REQUEST

For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN[R] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS



INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 10

PAGE



1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders as well as select retirement plans.
3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
8. Portfolio of insured municipal securities.
9. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04  Not part of the semiannual report
PAGE
                       [FRANKLIN TEMPLETON LOGO OMITTED]
                             FRANKLIN[R] TEMPLETON[R]
                                  INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON GLOBAL BOND FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN[R]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a current Templeton Global Bond Fund prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. To obtain a prospectus, which contains this and other information, talk to your financial advisor, call us at 1-800/DIAL BEN[R] (1-800/342-5236) or visit franklintempleton.com. Please read the prospectus carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

406 S2004 04/04







ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRED R. MILLSAPS AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS    N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASERS.   N/A


ITEM 9. SUBMISSTION OF MATTERS OF A VOTE SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.



ITEM 10. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  April 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date   April 30, 2004


By /s/DIOMEDES LOO-TAM
Chief Financial Officer
Date  April 30, 2004